S000004358 [Member] Expense Example - iShares 7-10 Year Treasury Bond ETF - iShares 7-10 Year Treasury Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192